CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	Aug. 08, 2022	Jul. 31, 2023	Oct. 31, 2022	Dec. 15, 2021
Debt Disclosure [Abstract]
Convertible notes payable outstanding		$ 0	$ 0	$ 20,000
Iinterest rate				1.00%
Payment for debt	$ 20,000